DESCRIPTION OF THE PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum participant contribution, percentag	50.00%
Company matching percentage	100.00%
Company matching on participants eligible earnings percentage	4.00%
Company matching contributions, net	$ 5,293,825
Contribution vesting period	4 years
Forfeiture balance	$ 256,253	$ 123,913
Forfeitures used to pay administrative expenses	139,377
Minimum loan amount	1,000
Maximum loan amount	$ 50,000
Maximum loan amount, percentage	50.00%
Loan term, primary residence	15 years
Allowance for credit losses	$ 0	0
Amounts allocated to withdrawals, not yet paid	$ 106,637	$ 57,108
Minimum
EBP, Description of Plan [Line Items]
Loan term	1 year
Loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Loan term	5 years
Loan interest rate	9.50%
Vesting at completion of one year
EBP, Description of Plan [Line Items]
Contribution vesting percentage	25.00%
Vesting at completion of two years
EBP, Description of Plan [Line Items]
Contribution vesting percentage	50.00%
Vesting at completion of three years
EBP, Description of Plan [Line Items]
Contribution vesting percentage	75.00%